Summary Of Significant Accounting And Reporting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting and Reporting Policies
Summary of Significant Accounting and Reporting Policies: The accounting and reporting policies of City Holding Company and its subsidiaries (the “Company”) conform with U. S. generally accepted accounting principles and require management to make estimates and develop assumptions that affect the amounts reported in the financial statements and related footnotes. Actual results could differ from management’s estimates. The following is a summary of the more significant policies.

Principles Of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of City Holding Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements.

The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity in conformity with U. S. generally accepted accounting principles. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Company consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, variable interest entities (VIEs) are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in an entity is present when an enterprise has a variable interest, or a combination of variable interests, that will absorb a majority of the entity’s expected losses, receive a majority of the entity’s expected residual returns, or both. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE. The Company’s wholly owned subsidiary, City Holding Capital Trust III, is a VIE for which the Company is not the primary beneficiary. Accordingly, the accounts of this entity are not included in the Company’s consolidated financial statements.

       Certain amounts in the financial statements have been reclassified. Such reclassifications had no impact on shareholders’ equity or net income for any period.

Cash and Due from Banks	Cash and Due from Banks: The Company considers cash, due from banks, and interest-bearing federal deposits in depository institutions as cash and cash equivalents.
Securities
Securities: Management determines the appropriate classification of securities at the time of purchase. If management has the intent and the Company has the ability at the time of purchase to hold debt securities to maturity, they are classified as investment securities held-to-maturity and are stated at amortized cost, adjusted for amortization of premiums and accretion of discounts. Debt securities which the Company may not hold to maturity are classified as investment securities available-for-sale along with the Company’s investment in equity securities. Securities available-for-sale are carried at fair value, with the unrealized gains and losses, net of tax, reported in comprehensive income. Securities classified as available-for-sale include securities that management intends to use as part of its asset/liability management strategy and that may be sold in response to changes in interest rates, resultant prepayment risk, and other factors.

       The Company utilizes a third party pricing service provider to value its investment portfolio.  Annually, the Company obtains an independent auditor’s report from its third party pricing service provider regarding its controls over valuation of investment securities.  Although no control deficiencies were noted, the report did contain caveats and disclaimers regarding the pricing information, such as the Company should review market values for reasonableness.  On a quarterly basis, the Company selects a sample of its debt securities and reprices those securities with a third party that is independent of the primary pricing service provider to verify the reasonableness of the fair values.

       On a quarterly basis, the Company performs a review of investment securities to determine if any unrealized losses are other than temporarily impaired.  Management considers the following, among other things, in its determination of the nature of the unrealized losses, (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition, capital strength, and near–term (12 months) prospects of the issuer, including any specific events which may influence the operations of the issuer such as changes in technology that may impair the earnings potential of the investment or the discontinuance of a segment of the business that may affect the future earnings potential; (iii) the historical volatility in the market value of the investment and/or the liquidity or illiquidity of the investment; (iv) adverse conditions specifically related to the security, an industry, or a geographic area; or (v) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The Company continues to actively monitor the market value of these investments along with the financial strength of the issuers behind these securities, as well as its entire investment portfolio.  Based on the market information available, the Company believes that the recent declines in market value are temporary and that the Company does not have the intent to sell any of the securities classified as available for sale and believes it is more likely than not that the Company will not have to sell any such securities before recovery of costs.  The Company cannot guarantee that such securities will recover and if additional information becomes available in the future to suggest that the losses are other than temporary, the Company may need to record impairment charges in the future.

       The specific identification method is used to determine the cost basis of securities sold.

       Certain investment securities that do not have readily determinable fair values and for which the Company does not exercise significant influence are carried at cost and classified as other investment securities on the Consolidated Balance Sheets.  These cost-method investments are reviewed for impairment at least annually or sooner if events or changes in circumstances indicate the carrying value may not be recoverable.

Loans
Loans: Loans, excluding previously securitized loans, which are discussed separately below, are reported at the principal amount outstanding, net of unearned income.  Portfolio loans include those for which management has the intent and City has the ability to hold for the foreseeable future, or until maturity or payoff.  The foreseeable future is based upon management’s judgment of current business strategies and market conditions, the type of loan, asset/ liability management, and liquidity.

       Interest income on loans is accrued and credited to operations based upon the principal amount outstanding, using methods that generally result in level rates of return. Loan origination fees, and certain direct costs, are deferred and amortized as an adjustment to the yield over the term of the loan. The accrual of interest income generally is discontinued when a loan becomes 90 days past due as to principal or interest for all loan types.  However, any loan may be placed on non-accrual if the Company receives information that indicates a borrower is unable to meet the contractual terms of their respective loan agreement. Other indicators considered for placing a loan on non-accrual status include the borrower’s involvement in bankruptcies, foreclosures, repossessions, litigation and any other situation resulting in doubt as to whether full collection of contractual principal and interest is attainable. When interest accruals are discontinued, unpaid interest recognized in income in the current year is reversed, and interest accrued in prior years is charged to the allowance for loan losses. Management may elect to continue the accrual of interest when the estimated net realizable value of collateral exceeds the principal balance and related accrued interest, and the loan is in process of collection.

Generally for all loan classes, interest income during the period the loan is non-performing is recorded on a cash basis after recovery of principal is reasonably assured. Cash payments received on nonperforming loans are typically applied directly against the outstanding principal balance until the loan is fully repaid. Generally, loans are restored to accrual status when the obligation is brought current, has performed in accordance with the contractual terms for a reasonable period of time, and the ultimate collectability of the total contractual principal and interest is no longer in doubt.

Generally, all loan types are considered past due when the contractual terms of a loan are not met and the borrower is 30 days or more past due on a payment.  Furthermore, residential and home equity junior lien loans are generally subject to charge-off when the loan becomes 120 days past due, depending on the estimated fair value of the collateral less cost to dispose, versus the outstanding loan balance. Unsecured commercial loans are generally charged off when the loan becomes 120 days past due. Secured commercial loans are generally evaluated for charge-off when the loan becomes 180 days past due. Closed-end consumer loans are generally charged off when the loan becomes 120 days past due and open-end consumer loans are generally charged off when the loan becomes 180 days past due.

Previously Securitized Loans
Previously Securitized Loans: Previously securitized loans represent the carrying value of loans beneficially owned by the Company as a result of exercising its early redemption option during 2003 and 2004 to fully redeem the obligations owed to investors (“notes”) in certain of the Company’s securitization transactions. The loans were recorded at the lower of fair value or their carrying values, which was the carrying value of the related retained interest asset underlying the securitization plus amounts remitted by the Company to the noteholders to redeem the notes. Because the carrying value of the retained interests incorporated assumptions with regard to expected prepayment and default rates on the loans and also considered the expected timing and amount of cash flows to be received by the Company, the carrying value of the retained interests and the carrying value of the loans was less than the actual outstanding balance of the loans. Effective January 1, 2012, the carrying value of the remaining previously securitized loans was reduced to zero.

Allowance for Loan Losses
Allowance for Loan Losses: The allowance for loan losses is maintained at a level that represents management’s best estimate of probable losses in the loan portfolio. Management’s determination of the appropriateness of the allowance for loan losses is based upon an evaluation of individual credits in the loan portfolio, historical loan loss experience, current economic conditions, and other relevant factors. This determination is inherently subjective, as it requires material estimates including the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change. These evaluations are conducted at least quarterly and more frequently if deemed necessary.  The allowance for loan losses related to loans considered to be impaired is generally evaluated based on the discounted cash flows using the impaired loan’s initial effective interest rate or the fair value of the collateral for certain collateral dependent loans. Loan losses are charged against the allowance and recoveries of amounts previously charged off are credited to the allowance. A provision for loan losses is charged to operations based on management’s periodic evaluation of the appropriateness of the allowance after considering factors noted above, among others.

In evaluating the appropriateness of its allowance for loan losses, the Company stratifies the loan portfolio into six major groupings, including commercial real estate, commercial and industrial, residential real estate, home equity junior lien, and others. Historical loss experience, as adjusted, is applied to the then outstanding balance of loans in each classification to estimate probable losses inherent in each segment of the portfolio. Historical loss experience is adjusted using a systematic weighted probability of potential risk factors that could result in actual losses deviating from prior loss experience. Risk factors considered by the Company in completing this analysis include: (1) unemployment and economic trends in the Company’s markets, (2) concentrations of credit, if any, among any industries, (3) trends in loan growth, loan mix, delinquencies, losses or credit impairment, (4) adherence to lending policies and others. Each risk factor is designated as low, moderate/increasing, or high based on the Company’s assessment of the risk to loss associated with each factor. Each risk factor is then weighted to consider probability of occurrence.

Additionally, all commercial loans within the portfolio are subject to internal risk grading. Risk grades are generally assigned by the primary lending officer and are periodically evaluated by the Company’s internal loan review process. Based on an individual loan’s risk grade, estimated loss percentages are applied to the outstanding balance of the loan to determine the amount of probable loss.

Premises and Equipment
Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily by the straight-line method over the estimated useful lives of the assets. Depreciation of leasehold improvements is computed using the straight-line method over the lesser of the term of the respective lease or the estimated useful life of the respective asset. Maintenance and repairs are charged to expense as incurred, while improvements that extend the useful life of premises and equipment are capitalized and depreciated over the estimated remaining life of the asset.

Other Real Estate Owned
Other Real Estate Owned:  Other real estate owned (“OREO”) is comprised principally of commercial and residential real estate properties obtained in partial or total satisfaction of loan obligations.  OREO acquired in settlement of indebtedness is included in Other Assets at the lower of estimated fair value of the asset, less estimated selling costs or the carrying amount of the loan.  Changes to the value subsequent to transfer are recorded in noninterest expense, along with direct operating expenses.  Gains or losses not previously recognized from sales of OREO are recognized in noninterest expense on the date of the sale.  As of December 31, 2013 and 2012, the amount of OREO included in Other Assets was $8.5 million and $8.2 million, respectively.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets: Goodwill is the excess of the cost of an acquisition over the fair value of tangible and intangible assets acquired.  Goodwill is not amortized.  Intangible assets represent purchased assets that also lack physical substance, but can be separately distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset or liability.  Intangible assets with determinable useful lives, such as core deposits, are amortized over their estimated useful lives.

The Company performs an annual review for impairment in the recorded value of goodwill and indefinite lived intangible assets. Goodwill is tested for impairment between the annual tests if an event occurs or circumstances change that more than likely reduce the fair value of a reporting unit below its carrying value. An indefinite-lived intangible asset is tested for impairment between the annual tests if an event occurs or circumstances change indicating that the asset might be impaired.

Securities Sold Under Agreements to Repurchase
Securities Sold Under Agreements to Repurchase:  Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold plus accrued interest.  Securities sold primarily consists of U.S. government, federal agency, and municipal securities pledged as collateral under these financing arrangements and cannot be repledged or sold, unless replaced by the secured party.

Insurance Commissions
Insurance Commissions:  Commission revenue is recognized as of the effective date of the insurance policy or the date the customer is billed, whichever is later.  The Company also receives contingent commissions from insurance companies as additional incentive for achieving specified premium volume goals and/or the loss experience of the insurance placed by the Company.  The Company maintains a reserve for commission adjustments based on estimated policy cancellations.  This reserve was not significant at December 31, 2013 or 2012.

Derivative Financial Instruments
Derivative Financial Instruments: The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the value of certain assets and liabilities and on future cash flows.  All derivative instruments are carried at fair value on the balance sheet. As of December 31, 2013 and 2012, the Company has derivative instruments not included in hedge relationships. These derivatives consist of interest rate swaps used for interest rate management purposes and derivatives executed with commercial banking customers to facilitate their interest rate management strategies. The change in the fair value of these derivative instruments is reflected in the statements of income

Trust Assets	Trust Assets: Assets held in a fiduciary or agency capacity for customers are not included in the accompanying financial statements since such items are not assets of the Company.
Income Taxes
Income Taxes: The consolidated provision for income taxes is based upon reported income and expense. Deferred income taxes are provided for temporary differences between financial reporting and tax bases of assets and liabilities, computed using enacted tax rates. The Company files a consolidated income tax return. The respective subsidiaries generally provide for income taxes on a separate return basis and remit amounts determined to be currently payable to the Parent Company.

The Company and its subsidiaries are subject to examinations and challenges from federal and state taxing authorities regarding positions taken in returns.  Uncertain tax positions are initially recognized in the consolidated financial statements when it is more likely than not the position will be sustained upon examination.  These positions are initially and subsequently measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the taxing authority and assuming full knowledge of the position and all relevant facts by the taxing authority.

The Company invests in certain limited partnerships that operate qualified low-income housing tax credit developments.  These investments are considered variable interest entities for which the Company is not the primary beneficiary.  The tax credits are reflected in the Consolidated Statements of Income as a reduction in income tax expense.  The unamortized amount of the investments is recorded within Other Assets within the Consolidated Balance Sheets.  The Company’s investments in affordable housing limited partnerships were $1.3 million and $1.8 million at December 31, 2013 and 2012, respectively.

Advertising Costs	Advertising Costs: Advertising costs are expensed as incurred.
Stock-Based Compensation
Stock-Based Compensation: Compensation expense related to stock options and restricted stock awards issued to employees is based upon the fair value of the award at the date of grant.  The fair value of stock options is estimated utilizing a Black Scholes pricing model, while the fair value of restricted stock awards is based upon the stock price at the date of grant.  Compensation expense is recognized on a straight line basis over the vesting period for options and the respective period for stock awards.

Basic and Diluted Earnings per Common Share
Basic and Diluted Earnings per Common Share: Basic earnings per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding, excluding participating securities. Diluted earnings per share is computed by dividing net income by the weighted-average number of shares outstanding, excluding participating securities, increased by the number of shares of common stock which would be issued assuming the exercise of stock options and other common stock equivalents. The incremental shares related to stock options and the outstanding warrant were 144,000, 82,000, and 75,000 in 2013, 2012, and 2011, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:  In January 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-01, "Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." This ASU requires an entity to disclose both the gross and net information about financial instruments, such as derivatives, that are eligible for offset in the balance sheet. ASU No. 2013-01 became effective for the Company on January 1, 2013. The adoption of ASU No. 2013-01 did not have a material impact on the Company's financial statements. See Note 13 - Derivative Instruments for applicable disclosures.

In February 2013, the FASB issued ASU No. 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amounts reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU No. 2013-02 became effective for the Company beginning on January 1, 2013. The adoption of ASU No. 2013-02 did not have a material impact on the Company's financial statements. See Note 24 - Accumulated Other Comprehensive Loss for applicable disclosures.

In July 2013, the FASB issued ASU No. 2013-10, "Derivatives and Hedging (Topic 815) - Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes." This ASU permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815, in addition to interest rates on direct Treasury obligations of the U.S. government and the London Interbank Offered Rate ("LIBOR"). ASU 2013 is effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 and did not have a material impact on the Company's financial statements.

In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists." This ASU requires entities to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, subject to certain exceptions. This ASU will become effective for the Company beginning on January 1, 2014. The adoption of ASU No. 2013-11 is not expected to have a material impact on the Company's financial statements.

In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects," to revise the accounting for investments in qualified affordable housing projects. This ASU modifies the conditions that must be met to present the pretax effects and related tax benefits of such investments as a component of income taxes ("net" within income tax expense). It is expected that the new guidance will enable more investors to use a "net" presentation for investments in qualified affordable housing projects. Investors that do not qualify for "net" presentation under the new guidance will continue to account for such investments under the equity method or cost method, which results in losses recognized in pretax income and tax benefits recognized in income taxes ("gross" presentation of investment results). For investments that qualify for the "net" presentation of investment performance, the guidance introduces a "proportional amortization method" that can be elected to amortize the investment basis. If elected, the method is required for all eligible investments in qualified affordable housing projects. The requirements of this ASU are effective for the Company on January 1, 2015, with early adoption permitted. The adoption of ASU No. 2014-01 is not expected to have a material impact on the Company's financial statements.

In January 2014, the FASB issued ASU No. 2014-04, "Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure," to clarify when an in-substance repossession or foreclosure occurs; that is, when a creditor should be considered to have physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan should be derecognized and OREO recognized. This update requires a creditor to reclassify a collateralized consumer mortgage loan to OREO upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement. This ASU will become effective for the Company beginning on January 1, 2015. The adoption of ASU No. 2014-04 is not expected to have a material impact on the Company's financial statements.

Statements of Cash Flows
Statements of Cash Flows: Cash paid for interest, including interest paid on long-term debt and trust preferred securities, was $13.4 million, $14.9 million, and $21.7 million in 2013, 2012, and 2011, respectively. During 2013, 2012 and 2011, the Company paid $16.6 million, $14.7 million, and $19.0 million, respectively, for income taxes.